Derivative Financial Instruments and Hedging Activities - Summary of Interest Rate Swap Components (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Weighted average pay rate	7.22%	7.28%
Weighted average receive rate	1.73%	1.98%
Weighted average maturity in years	2 years 11 months 1 day	1 year 6 months 11 days